UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05497

Western Asset Municipal High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q

JANUARY 31, 2019

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.8%
Alabama - 5.9%
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, (Step bond, 0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	$3,020,000	$2,639,178
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	400,000	441,152
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	1,120,000	1,280,115
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	3,000,000	3,512,640
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	1,700,000	1,988,660

Total Alabama				9,861,745

Arizona - 3.6%
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	190,000	226,856	(a)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	1,000,000	1,062,010	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	209,967	(b)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,025,290	(b)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,241,808
Salt Verde Financial Corp., AZ, Natural Gas Revenue	5.000%	12/1/37	1,500,000	1,747,035
University Medical Center Corp., AZ, Hospital Revenue	6.250%	7/1/29	500,000	509,060	(c)

Total Arizona				6,022,026

California - 11.5%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	558,115
Anaheim, CA, Public Financing Authority Lease Revenue, Series A	5.000%	5/1/46	2,000,000	2,197,680
California State MFA Revenue, Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	500,000	546,235	(d)
California State Pollution Control Financing Authority, Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	7/1/39	700,000	783,818	(a)
San Diego County Water Authority Desalination Project	5.000%	11/21/45	2,960,000	2,995,283	(b)
California State Public Works Board Lease Revenue, Various Capital Projects, Series A	5.125%	10/1/31	1,500,000	1,627,635

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
California - (continued)
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	$360,000	$378,454	(b)
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	500,000	526,505	(b)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/47	300,000	284,250
Tobacco Settlement Funded, Series A-2	5.000%	6/1/47	400,000	379,000
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	546,740
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	100,000	102,614	(b)
M-S-R Energy Authority, CA, Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,377,910
Series C	7.000%	11/1/34	2,000,000	2,838,540
Series C	6.500%	11/1/39	2,000,000	2,755,820
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	601,440
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	620,000	657,163

Total California				19,157,202

Colorado - 3.7%
Aristation Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Refunding and Improvements	5.000%	12/1/38	500,000	507,080
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	159,522
North Range, CO, Metropolitan District #2, GO, Series A, Refunding	5.625%	12/1/37	500,000	497,370
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	4,000,000	4,469,240
Solaris, CO, Metropolitan District #3, GO, Subordinate Limited Tax, Series B	7.000%	12/15/46	500,000	478,780

Total Colorado				6,111,992

Connecticut - 0.3%
Connecticut State Special Tax Revenue, Transportation Infrastructure	5.000%	1/1/37	500,000	554,535

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 1.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	$2,000,000	$2,067,000
District of Columbia - 1.6%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/42	2,000,000	2,074,480
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	100,000	100,397
KIPP Charter School	6.000%	7/1/33	200,000	235,534	(c)
KIPP Charter School	6.000%	7/1/43	250,000	294,417	(c)

Total District of Columbia				2,704,828

Florida - 2.3%
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Project	6.000%	6/15/35	250,000	257,020	(b)
Renaissance Charter School Inc. Project	6.125%	6/15/46	215,000	218,425	(b)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	500,000	565,405
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project, Refunding	4.200%	12/15/25	1,500,000	1,519,215	(b)
Palm Beach County, FL, Health Facilities Authority Revenue, Sinai Residences Boca Raton Project	7.500%	6/1/49	400,000	449,764
Reunion, FL, East Community Development District, Special Assessment:
Series 1	6.600%	5/1/33	295,000	294,422	*
Series A-2	7.375%	5/1/33	285,000	3	*(e)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	722,671	538,390	(e)

Total Florida				3,842,644

Georgia - 1.8%
Atlanta, GA, Water & Wastewater Revenue, Series A	6.250%	11/1/39	2,000,000	2,068,080	(c)
DeKalb Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	1,000,000	1,018,030	(c)

Total Georgia				3,086,110

Hawaii - 1.2%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co. and Subsidary Project	6.500%	7/1/39	2,000,000	2,035,860
Illinois - 9.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax, Series 2018	5.000%	4/1/42	500,000	532,865
Chicago, IL, Board of Education, GO, Series C	5.000%	12/1/32	250,000	280,275

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, GO:
Series 2005D, Refunding	5.500%	1/1/34	$1,250,000	$1,330,162
Series A, Refunding	6.000%	1/1/38	300,000	335,577
Series C, Refunding	5.000%	1/1/25	500,000	535,565
Chicago, IL, Motor Fuel Tax Revenue, Refunding, AGM	5.000%	1/1/32	1,000,000	1,073,370
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series A, Refunding	5.000%	1/1/31	1,500,000	1,649,340	(d)
Senior Lien, Series G	5.000%	1/1/42	500,000	542,060	(d)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	1,000,000	1,063,110
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	500,000	539,925
Chicago, IL, Waterworks Revenue:
Second Lien, Refunding	5.000%	11/1/29	500,000	573,465
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,260,000	1,425,539
Illinois State Finance Authority Revenue, Franciscan Communities Inc., Series A	5.250%	5/15/47	1,000,000	1,026,880
Illinois State University, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/28	100,000	116,082
Illinois State, GO:
Refunding	5.000%	2/1/29	300,000	320,559
Series 2016, Refunding	5.000%	2/1/26	650,000	702,468
Series 2017D	5.000%	11/1/26	1,200,000	1,299,912
Series 2018A, Refunding	5.000%	10/1/29	1,100,000	1,188,264
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, CAB, State Appropriations	0.000%	12/15/52	700,000	131,894
McCormick Place Expansion Project, Series A, State Appropriations	5.000%	6/15/57	350,000	360,591
McCormick Place Expansion Project, Series B2, Refunding, State Appropriations	5.000%	6/15/50	155,000	155,456

Total Illinois				15,183,359

Indiana - 1.6%
Indiana State Finance Authority Revenue, Private Activity Ohio River Bridges East End Crossing Project, Series A	5.000%	7/1/48	2,000,000	2,102,800
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	573,660	(d)

Total Indiana				2,676,460

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 3.1%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	$1,400,000	$1,476,678	(f)
Series B	4.000%	1/1/25	1,500,000	1,600,710	(f)
Owen County, KY Waterworks System Revenue,
Kentucky American Water Co. Project, Series A	6.250%	6/1/39	2,000,000	2,025,580

Total Kentucky				5,102,968

Louisiana - 0.5%
Louisiana State PFA, Lease Revenue, Provident
Group, Flagship Properties	5.000%	7/1/42	700,000	766,283

Maryland - 1.9%
Maryland State Health & Higher EFA Revenue,
Mercy Medical Center	6.250%	7/1/31	3,000,000	3,246,630

Massachusetts - 0.9%
Massachusetts State DFA Revenue:
Newbridge Charles Inc., Refunding	5.000%	10/1/47	250,000	258,505	(b)
Tufts Medical Center Inc., Series I, Prerefunded	6.875%	1/1/41	600,000	656,736	(c)
Tufts Medical Center Inc., Series I, Unrefunded	6.875%	1/1/41	400,000	434,748
UMass Boston Student Housing Project	5.000%	10/1/41	200,000	211,448

Total Massachusetts				1,561,437

Michigan - 1.9%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding , AGM	5.000%	7/1/43	250,000	267,815
Great Lakes, MI, Water Authority Water Supply System Revenue, Senior Lien, Series C, Refunding	5.000%	7/1/35	200,000	228,100
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	310,000	315,103	(b)
Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	230,000	230,991	(b)
Michigan State Finance Authority Revenue:
Senior Lien, Detroit Water & Sewer	5.000%	7/1/44	270,000	288,031
Senior Lien, Detroit Water & Sewer, Refunding	5.000%	7/1/33	260,000	285,776
Michigan Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan, Refunding	5.250%	6/1/32	500,000	511,895

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Evangelical Homes of Michigan, Refunding	5.500%	6/1/47	$750,000	$768,217
I-75 Improvement Project	5.000%	12/31/43	250,000	273,058	(d)

Total Michigan				3,168,986

Missouri - 2.2%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kingswood Project	6.000%	11/15/51	200,000	160,916	(b)
Missouri State HEFA Revenue, Senior Living Facilities:
Lutheran Senior Services	6.000%	2/1/41	500,000	522,765
Lutheran Senior Services	5.000%	2/1/44	750,000	775,740
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	2,138,040

Total Missouri				3,597,461

Nebraska - 2.1%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,340,000	3,587,060

Nevada - 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	300,000	304,860	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	505,880	(b)

Total Nevada				810,740

New Jersey - 6.2%
Gloucester County, NJ, Pollution Control Financing Authority Revenue, Keystone Urban Renewal, Logan Generating, Refunding	5.000%	12/1/24	450,000	476,991	(d)
New Jersey State EDA Revenue:
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	125,000	133,594	(d)
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,613,175	(d)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Refunding	5.000%	7/1/38	100,000	113,018
New Jersey State Higher Education State, Student Assistance Authority Revenue, Subordinate, Series 1B	5.000%	12/1/44	640,000	670,656	(d)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program, Series AA	5.250%	6/15/32	4,720,000	5,148,009

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Salem County, NJ, Pollution Control Financing Authority Revenue, Chambers Project, Series A	5.000%	12/1/23	$2,000,000	$2,114,740	(d)
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A	5.000%	6/1/46	150,000	155,304

Total New Jersey				10,425,487

New York - 2.7%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	2,000,000	2,088,220	(c)
New York State Liberty Development Corp., Liberty Revenue, Class 1, 3 World Trade Center LLC Project, Refunding	5.000%	11/15/44	1,205,000	1,249,561	(b)
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminal C & D Redevelopment Project	5.000%	1/1/36	750,000	834,832	(d)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	300,000	316,239	(d)

Total New York				4,488,852

North Carolina - 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/47	500,000	535,740

Ohio - 0.4%
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	735,147	(d)

Oklahoma - 1.0%
Payne County, OK, Economic Development Authority Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	215,000	96,750	*(e)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	5.250%	11/15/37	500,000	542,230
Montereau Inc. Project, Series A	7.125%	11/1/30	1,000,000	1,063,780	(c)

Total Oklahoma				1,702,760

Oregon - 0.8%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	535,155
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Refunding	5.000%	11/15/51	725,000	749,491

Total Oregon				1,284,646

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 5.5%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment Bonds	5.000%	6/1/33	$200,000	$226,576
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/28	350,000	383,464
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	750,000	843,742
Montgomery County, PA, Industrial Development Authority, Retirement Community Revenue:
Acts Retirement-Life-Communities, Refunding	5.000%	11/15/28	1,400,000	1,488,144
Acts Retirement-Life-Communities, Refunding	5.000%	11/15/29	1,350,000	1,430,487
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B, Refunding	5.000%	6/1/39	3,170,000	3,442,747
Philadelphia, PA, Authority for Industrial Development Revenue:
Discovery Charter School Project	6.250%	4/1/37	500,000	504,785
Performing Arts Charter School Project	6.000%	6/15/23	360,000	371,333	(b)
Philadelphia, PA, Authority for Industrial Development, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	557,085

Total Pennsylvania				9,248,363

Texas - 19.4%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A	5.000%	12/1/46	200,000	211,112
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	551,885
Central Texas Regional Mobility Authority Revenue, Subordinated Lien, Refunding	5.000%	1/1/42	2,000,000	2,121,400
Dallas/Fort Worth, TX, International Airport Revenue, Joint Improvement, Series D	5.000%	11/1/42	4,000,000	4,209,960	(d)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B (Step bond, 0.000% until 10/1/28; 5.500%)	0.000%	10/1/35	1,500,000	1,464,120
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	1,020,920	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	22,611	(d)
Series 2017	5.000%	11/1/36	20,000	22,363	(d)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	5,000,000	5,196,200

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
MRC Crestview	5.000%	11/15/36	$550,000	$572,242
MRC Senior Living, Langford Project	5.375%	11/15/36	475,000	473,076
Westminster Manor Project	5.000%	11/1/40	1,000,000	1,062,530
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	100,000	108,102
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	150,000	156,887
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	150,000	161,748
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tartleton State University Project	5.000%	4/1/39	1,165,000	1,208,303
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	758,912
Texas Midwest Public Facility Corp., Revenue, Secure Treatment Facility Project	9.000%	10/1/30	2,000,000	460,000	*(e)
Texas Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,069,770	(d)
Senior Lien, LBJ Infrastructure Group LLC	7.000%	6/30/40	4,000,000	4,241,800
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	2,000,000	2,076,380
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	930,000	1,070,421
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/28	1,500,000	1,619,430
Texas State Public Finance Authority Charter School Finance Corp. Revenue, Cosmos Foundation Inc., Series A	6.200%	2/15/40	1,000,000	1,044,930	(c)
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	1,000,000	1,144,960	(g)
Willacy County, TX, Jail, Public Facilities Corp. Project Revenue	7.500%	11/1/25	360,000	325,332

Total Texas				32,375,394

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - 1.5%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	$2,400,000	$2,426,736

Utah - 0.5%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	273,165
Utah State Infrastructure Agency, Telecommunication Revenue, Series A	5.250%	10/15/33	550,000	600,474

Total Utah				873,639

Virginia - 2.3%
Virginia Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	250,000	276,857	(d)
Series B, Refunding	5.000%	7/1/45	300,000	329,544	(d)
Virginia Small Business Financing Authority Revenue:
Senior Lien, Elizabeth River Crossing Opco LLC Project	5.250%	1/1/32	1,000,000	1,065,670
Senior Lien, Elizabeth River Crossing Opco LLC Project	5.500%	1/1/42	2,000,000	2,137,340

Total Virginia				3,809,411

Wisconsin - 1.3%
Public Finance Authority, WI, Ltd. Obligation, Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	250,000	280,935	(b)
Public Finance Authority, WI, Revenue:
Celanese Project, Series B, Refunding	5.000%	12/1/25	550,000	598,978	(b)(d)
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	250,000	254,000	(b)
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	1,000,000	1,074,480

Total Wisconsin				2,208,393

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $157,719,952)				165,259,894

SHORT-TERM INVESTMENTS - 1.2%
MUNICIPAL BONDS - 1.2%
Florida - 0.1%
Liberty County, FL, Industrial Development Revenue, Georgia Pacific Corp. Project	1.590%	10/1/28	100,000	100,000	(b)(d)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.1%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., Series K-1, SPA - Wells Fargo Bank N.A.	1.450%	7/1/46	$235,000	$235,000	(h)(i)

New York - 0.5%
New York City, NY, GO, Subseries I-2, SPA - JPMorgan Chase Bank	1.630%	3/1/40	100,000	100,000	(h)(i)
New York State Energy Research & Development Authority Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Scotiabank	1.510%	6/1/36	200,000	200,000	(d)(h)(i)
New York State HFA Revenue:
160 Madison Avenue, Series A, LOC - Landesbank Hessen - Thuringen	1.640%	11/1/46	400,000	400,000	(h)(i)
363 West 30th Street, Series A, LIQ - FHLMC	1.440%	11/1/32	100,000	100,000	(d)(h)(i)

Total New York				800,000

North Carolina - 0.1%
Charlotte, NC, Water & Sewer System Revenue, Series B, SPA - Wells Fargo Bank N.A.	1.410%	7/1/36	100,000	100,000	(h)(i)

Texas - 0.4%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital System, Subseries C-2	1.650%	12/1/27	100,000	100,000	(h)(i)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-1, Refunding	1.650%	12/1/41	500,000	500,000	(h)(i)
Houston, TX, Combined Utility Systems Revenue, First Lien B-3, Refunding , LOC - Sumitomo Mitsui Banking	1.430%	5/15/34	100,000	100,000	(h)(i)

Total Texas				700,000

TOTAL MUNICIPAL BONDS (Cost - $1,935,000)				1,935,000

			SHARES
MONEY MARKET FUNDS - 0.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $46,040)	2.359%		46,040	46,040

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,981,040)				1,981,040

TOTAL INVESTMENTS - 100.0% (Cost - $159,700,992)				167,240,934
Other Assets in Excess of Liabilities - 0.0%				41,271

TOTAL NET ASSETS - 100.0%				$167,282,205

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on these securities is currently in default as of January 31, 2019.

(f)	Maturity date shown represents the mandatory tender date.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2019

At January 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	16	3/19	$2,598,285	$2,578,000	$20,285

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund invests primarily in intermediate-and long-term municipal debt securities issued by state and local governments. However, the Fund may invest in municipal obligations of any maturity.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$165,259,894	—	$165,259,894
Short-Term Investments†:
Municipal Bonds	—	1,935,000	—	1,935,000
Money Market Funds	$46,040	—	—	46,040

Total Short-Term Investments	46,040	1,935,000	—	1,981,040

Total Investments	$46,040	$167,194,894	—	$167,240,934

Other Financial Instruments:
Futures Contracts	$20,285	—	—	$20,285

Total	$66,325	$167,194,894	—	$167,261,219

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal High Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 25, 2019